Consolidated statements of changes in equity - USD ($) shares in Thousands, $ in Thousands	Share capital [Member]	Preferred Share capital [Member]	Equity reserve [Member]	Foreign currency translation reserve [Member]	Deficit [Member]	Attributable to shareholders of the Company [Member]	Non-controlling Interests [Member]	Total
Balance at Dec. 31, 2019	$ 284,512	$ 161	$ 38,061	$ 6,695	$ (203,138)	$ 126,291	$ 12,722	$ 139,013
Balance, shares at Dec. 31, 2019	86,607	104
Net loss for the year					(25,153)	(25,153)	(4,913)	(30,066)
Other comprehensive income (loss) for the year				147	(1,962)	(1,815)	(1,308)	(3,123)
Contribution from non-controlling interests (Note 20)							4,987	4,987
Acquisition of San Felipe property (Note 8)	$ 1,687					4,350		4,350
Acquisition of San Felipe property (Note 9), shares	4,350
At-the-market offering (Note 18)	$ 9,015					14,276		14,276
At-the-market offering (Note 18), shares	14,276
May bought deal public offering (Note 18)	$ 10,270					19,130		19,130
May bought deal public offering (Note 18), shares	19,130
September bought deal public offering (Note 18)	$ 10,205					28,040		28,040
September bought deal public offering (Note 18), shares	28,040
Warrants issued on financing transaction costs			185			185		185
Share-based payments			4,221			4,221		4,221
Conversion of preferred shares	$ 161	$ (161)
Conversion of preferred shares, shares	104	(104)
Exercise of options and deferred share units	$ 238		(89)			149		149
Exercise of options and deferred share units, shares	87
Balance at Dec. 31, 2020	$ 350,707		42,378	6,842	(230,253)	169,674	11,488	181,162
Balance, shares at Dec. 31, 2020	117,975
Net loss for the year					(157,674)	(157,674)	(2,902)	(160,576)
Other comprehensive income (loss) for the year				(9)	(22)	(31)	779	748
Contribution from non-controlling interests (Note 20)							1,400	1,400
At-the-market offering (Note 18)	$ 30,224					30,224		30,224
At-the-market offering (Note 18), shares	27,323
January bought deal public offering (Note 18)	$ 24,987					24,987		24,987
January bought deal public offering (Note 18), shares	10,253
Sandstorm private placement (Note 18)	$ 2,399		79			2,478		2,478
Sandstorm private placement (Note 18), shares	3,547
Conversion of Sandstorm convertible debenture (Note 10)	$ 12,844					12,844		12,844
Conversion of Sandstorm convertible debenture (Note 10), shares	4,673
Conversion option of RoyCap convertible debenture (Note 11)			2,366			2,366		2,366
Retraction of RoyCap convertible debenture (Note 11)	$ 764		(133)			631		631
Retraction of RoyCap convertible debenture (Note 11), shares	799
Amendment of RoyCap convertible debenture (Note 11)	$ 198		2,117			2,315		2,315
Amendment of RoyCap convertible debenture (Note 11), shares	182
Common shares issued	$ 735					735		735
Common shares issued, shares	303
Share-based payments			4,349			4,349		4,349
Exercise of options	$ 240		(68)			172		172
Exercise of options, shares	90
Balance at Dec. 31, 2021	$ 423,098		$ 51,088	$ 6,833	$ (387,949)	$ 93,070	$ 10,765	$ 103,835
Balance, shares at Dec. 31, 2021	165,145